Liabilities Mature (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Due less than 1 year CAD	Dec. 31, 2012 Due 2 to 3 years CAD	Dec. 31, 2012 Due 4 to 5 years CAD	Dec. 31, 2012 Due after 5 years CAD
Derivative [Line Items]
Long term debt obligations		770,826		1,768	58,490	14,853	695,715
Advances in aid of construction		72,217		591			71,626
Interest on long term debt		329,752		41,090	80,415	71,576	136,671
Accounts payable and due to related parties		36,094		36,094
Environmental obligation	60,168	59,862		2,433	32,152	15,232	10,045
Accrued liabilities		99,468	46,821	99,468
Derivative financial instruments:
Cross- currency swap		2,077					2,077
Interest rate swaps		4,778		1,968	2,810
Energy derivative and commodity contracts		10,961		245	1,703	384	8,629
Capital lease payments		270	501	134	136
Other obligations		23,669		4,217	3,100	380	15,972
Total obligations		1,409,974		188,008	178,806	102,425	940,735